ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Movement of Allowance for Doubtful Accounts) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
At beginning of year	445,956,167	673,671,445	179,746,165
Addition	188,572,147	121,315,213	541,662,539
Write-off	(44,538,077)	(40,819,459)
Reversal	(161,420,160)	(308,211,032)	(47,737,259)
At end of year	428,570,077	445,956,167	673,671,445